Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2022				31 December 2021¹
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total
Cash and cash equivalents	9 973	—	—	9 973	12 097	—	—	12 097
Trade and other receivables	4 973	—	—	4 973	4 607	—	—	4 607
Investment securities	25	97	149	272	22	374	139	535
Interest rate swaps	—	—	—	—	—	37	—	37
Cross currency interest rate swaps	—	—	63	63	—	52	60	112
Foreign exchange forwards	—	41	182	223	—	82	156	238
Foreign currency futures	—	—	4	4	—	—	—	—
Commodities	—	—	101	101	—	—	282	282

Financial assets	14 971	139	498	15 608	16 726	546	637	17 908

Non-current	522	15	193	730	526	25	162	712
Current	14 450	124	305	14 878	16 200	521	475	17 196
Trade and other payables	21 983	762	—	22 746	21 242	832	—	22 074
Non-current interest-bearing loans and borrowings	78 880	—	—	78 880	87 369	—	—	87 369
Current interest-bearing loans and borrowings	1 029	—	—	1 029	1 408	—	—	1 408
Bank overdrafts	83	—	—	83	53	—	—	53
Equity swaps	—	4 763	—	4 763	—	5 412	—	5 412
Cross currency interest rate swaps	—	16	171	187	—	174	95	270
Foreign exchange forwards	—	20	245	265	—	24	105	129
Foreign currency futures	—	—	—	—	—	—	37	37
Commodities	—	—	271	271	—	—	35	35
Interest rate swaps	—	3	2	5	—	—	3	3

Financial liabilities	101 975	5 565	689	108 229	110 073	6 443	275	116 790

Non-current	79 108	473	168	79 749	87 531	678	73	88 282
Current	22 867	5 092	521	28 480	22 541	5 764	202	28 508

1	Amended to conform to 2022 presentation.

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2022					31 December 2021
	< 1	1-2	2-3	3-5	> 5	< 1	1-2	2-3	3-5	> 5
Million US dollar	year	years	years	years	years	year	years	years	years	years
Foreign currency
Foreign exchange forwards	11 445	479	—	—	—	12 599	29	—	—	—
Foreign currency futures	503	—	—	—	—	1 617	—	—	—	—
Interest rate
Interest rate swaps	1 000	—	—	—	—	1 500	1 000	—	—	—
Cross currency interest rate swaps	900	1 923	1 834	2 608	560	4 614	1 400	1 173	1 573	1 453
Commodities
Aluminum swaps	2 161	4	—	—	—	1 241	—	—	—	—
Other commodity derivatives	1 160	22	—	—	—	1 034	—	—	—	—
Equity
Equity derivatives	10 800	—	—	—	—	11 469	—	—	—	—

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2022			31 December 2021
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Mexican peso	(108)	100	(8)	(112)	111	(1)
Euro/Pound sterling	(136)	112	(24)	(124)	112	(12)
Euro/South African rand	(67)	31	(37)	(79)	75	(4)
Euro/US dollar	(38)	58	20	(123)	100	(23)
Mexican peso/Euro	(269)	268	(2)	(254)	231	(23)
US dollar/Argentinian peso	(702)	206	(496)	(661)	674	13
US dollar/Bolivian boliviano	(74)	76	1	(80)	75	(5)
US dollar/Brazilian real	(1 955)	1 789	(166)	(1 846)	1 618	(228)
US dollar/Canadian dollar	(310)	249	(61)	(304)	253	(51)
US dollar/Chilean peso	(135)	129	(6)	(171)	162	(9)
US dollar/Chinese yuan	(125)	113	(12)	(123)	116	(7)
US dollar/Colombian peso	(615)	559	(56)	(476)	434	(42)
US dollar/Euro	(134)	111	(23)	(103)	96	(7)
US dollar/Mexican peso	(1 442)	1 436	(6)	(1 236)	1 168	(68)
US dollar/Paraguayan guarani	(144)	135	(8)	(153)	139	(14)
US dollar/Peruvian nuevo sol	(264)	276	13	(292)	278	(14)
US dollar/South African rand	(196)	121	(75)	(196)	148	(48)
US dollar/South Korean won	(121)	110	(12)	(114)	79	(35)
Others	(326)	197	(129)	(424)	313	(111)

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures
Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2022	2021	2020
Hedged (economic hedges)	297	717	(181)
Not hedged	(660)	(801)	195

	(363)	(84)	14

Summary of Effective Interest Rates at Balance Sheet

31 December 2022	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate

Canadian dollar	—	—	4.34%	1 455
Euro	1.68%	1 048	1.68%	1 048
Pound sterling	—	—	3.70%	1 078
South Korean won	—	1	3.08%	311
US dollar	5.05%	430	—	—
Other	13.39%	252	11.17%	666

		1 730		4 557

Fixed rate
Canadian dollar	4.50%	613	4.37%	3 741
Chinese yuan	2.44%	50	2.50%	1 230
Euro	2.27%	20 391	2.31%	21 242
Pound sterling	5.13%	2 208	5.55%	1 607
South Korean won	2.96%	46	0.94%	1 896
US dollar	4.99%	53 478	5.27%	44 547
Other	10.53%	1 476	12.19%	1 172

		78 261		75 434

31 December 2021¹	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Canadian dollar	—	—	1.21%	2 043
Euro	—	1 113	—	1 113
Pound sterling	—	—	1.05%	1 002
South Korean won	—	—	1.67%	502
US dollar	1.67%	463	—	—
Other	5.37%	734	5.99%	1 504

		2 310		6 164

Fixed rate
Canadian dollar	4.11%	626	4.29%	3 158
Chinese yuan	3.87%	34	1.78%	194
Euro	2.27%	21 654	2.11%	27 553
Pound sterling	4.35%	3 611	4.43%	2 937
South Korean won	3.85%	31	0.87%	1 695
US dollar	4.93%	59 399	5.41%	46 288
Other	8.09%	1 165	9.62%	841

		86 520		82 667

1	Amended to conform to 2022 presentation.

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2022	2021	2020

Financial liabilities measured at amortized cost – not hedged	(3 641)	(3 836)	(4 154)
Fair value hedges	(20)	(6)	(1)
Cash flow hedges	24	17	19
Net investment hedges - hedging instruments (interest component)	(1)	—	2
Economic hedges	42	141	118

	(3 597)	(3 684)	(4 016)

Schedule of Commodity Derivatives Outstanding	The most significant commodity exposures as at 31 December 2022 and 31 December 2021 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2022	31 December 2021
Aluminum	2 165	1 241
Energy	417	350
Corn	321	292
Wheat	127	129
Plastic	122	93
Rice	100	85
Sugar	95	85

	3 348	2 274

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2022 and 31 December 2021, would have on the equity reserves.

	2022			2021
		Pre-tax impact on equity			Pre-tax impact on equity
Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease
Aluminum	30.71%	665	(665)	23.09%	287	(287)
Energy	49.37%	206	(206)	25.88%	91	(91)
Corn	22.44%	72	(72)	23.26%	68	(68)
Wheat	51.59%	66	(66)	29.24%	38	(38)
Plastic	32.31%	25	(25)	28.68%	27	(27)
Rice	19.31%	19	(19)	15.96%	14	(14)
Sugar	22.17%	21	(21)	26.39%	22	(22)

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2022 and 31 December 2021.

Summary of Carrying Amount of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2022			31 December 2021 1
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Cash and cash equivalents	9 973	—	9 973	12 097	—	12 097
Trade receivables	3 980	(343)	3 637	3 796	(331)	3 465
Other receivables	1 545	(68)	1 477	1 272	(65)	1 207
Derivatives	391	—	391	669	—	669
Cash deposits for guarantees	189	—	189	168	—	168
Investment in unquoted companies	155	(5)	149	145	(6)	139
Investment in debt securities	123	—	123	396	—	396
Loans to customers	81	—	81	117	—	117

	16 434	(416)	16 019	18 660	(402)	18 258

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on financial assets was as follows:

	31 December 2022	31 December 2021 1	31 December 2020¹

Balance at end of previous year	(402)	(376)	(283)

Impairment losses	(38)	(37)	(99)
Derecognition	24	30	49
Currency translation and other	1	(19)	(46)

Balance at end of period	(416)	(402)	(376)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2022
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount¹	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Unsecured bond issues	(76 798)	(133 670)	(3 273)	(5 683)	(3 783)	(15 482)	(105 450)
Trade and other payables	(27 208)	(27 453)	(26 376)	(170)	(349)	(260)	(297)
Lease liabilities	(2 492)	(2 840)	(618)	(566)	(414)	(531)	(712)
Secured bank loans	(393)	(405)	(371)	(5)	(5)	(10)	(14)
Unsecured bank loans	(100)	(100)	(100)	—	—	—	—
Unsecured other loans	(125)	(193)	(34)	(78)	(28)	(31)	(23)
Bank overdraft	(83)	(83)	(83)	—	—	—	—

	(107 199)	(164 745)	(30 856)	(6 501)	(4 579)	(16 313)	(106 496)

Derivative financial liabilities
Equity derivatives	(4 763)	(4 763)	(4 763)	—	—	—	—
Foreign exchange derivatives	(265)	(265)	(265)	—	—	—	—
Cross currency interest rate swaps	(192)	(191)	(9)	(43)	(47)	(62)	(30)
Commodity derivatives	(271)	(251)	(249)	(2)	—	—	—

	(5 492)	(5 471)	(5 287)	(45)	(47)	(62)	(30)

Of which: related to cash flow hedges	(551)	(530)	(469)	—	(43)	(17)	—

	31 December 2021
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount¹	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(85 726)	(152 064)	(3 479)	(3 596)	(6 192)	(13 800)	(124 997)
Trade and other payables	(26 442)	(26 643)	(25 424)	(314)	(507)	(96)	(302)
Lease liabilities	(2 277)	(2 429)	(497)	(470)	(337)	(450)	(675)
Secured bank loans	(628)	(636)	(551)	(53)	(5)	(9)	(18)
Unsecured bank loans	(106)	(106)	(106)	—	—	—	—
Unsecured other loans	(40)	(84)	(11)	(48)	(5)	(4)	(16)
Bank overdraft	(53)	(53)	(53)	—	—	—	—

	(115 272)	(182 015)	(30 121)	(4 481)	(7 046)	(14 359)	(126 008)

Derivative financial liabilities
Equity derivatives	(5 412)	(5 420)	(5 420)	—	—	—	—
Foreign exchange derivatives	(166)	(166)	(166)	—	—	—	—
Cross currency interest rate swaps	(273)	(293)	(147)	(35)	(32)	(56)	(23)
Commodity derivatives	(34)	(34)	(34)	—	—	—	—

	(5 885)	(5 913)	(5 767)	(35)	(32)	(56)	(23)

Of which: related to cash flow hedges	(203)	(203)	(170)	—	—	(29)	(4)

1	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net
	31 December	31 December	31 December	31 December	31 December	31 December
Million US dollar	2022	2021	2022	2021	2022	2021
Foreign currency
Foreign exchange forwards	223	238	(265)	(129)	(42)	109
Foreign currency futures	4	—	—	(37)	4	(37)
Interest rate
Interest rate swaps	—	38	(5)	—	(5)	38
Cross currency interest rate swaps	63	111	(187)	(273)	(124)	(162)
Commodities
Aluminum swaps	52	178	(174)	(20)	(122)	158
Sugar futures	4	13	—	—	4	13
Energy	12	29	(28)	(2)	(16)	27
Other commodity derivatives	32	62	(69)	(13)	(37)	50
Equity
Equity derivatives	—	—	(4 763)	(5 412)	(4 763)	(5 412)

	391	669	(5 492)	(5 886)	(5 101)	(5 216)

Of which:
Non-current	60	48	(184)	(100)	(124)	(52)
Current	331	621	(5 308)	(5 786)	(4 977)	(5 164)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2022		31 December 2021 2
Million US dollar	Carrying amount¹	Fair value	Carrying amount¹	Fair value
Fixed rate
US dollar	(52 993)	(52 158)	(58 912)	(74 852)
Euro	(19 655)	(17 926)	(20 856)	(23 801)
Pound sterling	(2 148)	(2 039)	(3 539)	(3 913)
Canadian dollar	(515)	(437)	(549)	(604)
Other	(458)	(448)	(389)	(420)

	(75 769)	(73 008)	(84 244)	(103 590)

1	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.
2	Amended to conform to 2022 presentation.

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2022	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	41	—
Derivatives in a cash flow hedge relationship	36	219	—
Derivatives in a net investment hedge relationship	—	94	—

	36	364	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	762
Derivatives at fair value through profit and loss	—	4 799	—
Derivatives in a cash flow hedge relationship	26	525	—
Derivatives in a fair value hedge relationship	—	4	—
Derivatives in a net investment hedge relationship	—	138	—

	26	5 466	762

Fair value hierarchy 31 December 2021	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	155	—
Derivatives in a cash flow hedge relationship	58	352	—
Derivatives in a fair value hedge relationship	—	17	—
Derivatives in a net investment hedge relationship	—	87	—

	58	620	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	832
Derivatives at fair value through profit and loss	—	5 611	—
Derivatives in a cash flow hedge relationship	52	141	—
Derivatives in a net investment hedge relationship	—	82	—

	52	5 834	832

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2022	679	(306)	111	481
Change in fair value of hedging instrument recognized in OCI	143	39	—	182
Reclassified to profit or loss / cost of inventory	(331)	(208)	22	(518)

As per 31 December 2022	491	(476)	131	145

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2021	20	274	84	376
Change in fair value of hedging instrument recognized in OCI	766	123	—	888
Reclassified to profit or loss / cost of inventory	(107)	(703)	27	(783)

As per 31 December 2021	679	(306)	111	481

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2022
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	391	391	(381)	10
Derivative liabilities	(5 492)	(5 492)	381	(5 111)

	31 December 2021
Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount
Derivative assets	670	670	(651)	19
Derivative liabilities	(5 886)	(5 886)	651	(5 235)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.